Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2065 Fund

December 31, 2020

AFF65-QTLY-0221
1.9895825.101

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.6%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	62,725	$1,011,760
Fidelity Advisor Series Growth Opportunities Fund (a)	42,675	696,884
Fidelity Advisor Series Small Cap Fund (a)	34,475	458,862
Fidelity Series All-Sector Equity Fund (a)	38,090	437,274
Fidelity Series Commodity Strategy Fund (a)	88,937	408,223
Fidelity Series Large Cap Stock Fund (a)	97,769	1,608,295
Fidelity Series Large Cap Value Index Fund (a)	13,023	172,034
Fidelity Series Opportunistic Insights Fund (a)	46,355	938,696
Fidelity Series Small Cap Opportunities Fund (a)	35,847	574,630
Fidelity Series Stock Selector Large Cap Value Fund (a)	79,953	1,018,599
Fidelity Series Value Discovery Fund (a)	73,082	1,047,271
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,433,300)		8,372,528

International Equity Funds - 40.8%
Fidelity Series Canada Fund (a)	31,935	368,851
Fidelity Series Emerging Markets Fund (a)	22,790	258,440
Fidelity Series Emerging Markets Opportunities Fund (a)	93,509	2,333,988
Fidelity Series International Growth Fund (a)	62,171	1,105,397
Fidelity Series International Small Cap Fund (a)	17,470	358,657
Fidelity Series International Value Fund (a)	109,422	1,104,068
Fidelity Series Overseas Fund (a)	88,744	1,100,424
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,566,310)		6,629,825

Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund (a)	10,621	101,325
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,954	31,968
Fidelity Series Floating Rate High Income Fund (a)	2,681	24,368
Fidelity Series High Income Fund (a)	11,318	107,064
Fidelity Series Inflation-Protected Bond Index Fund (a)	30,236	324,430
Fidelity Series International Credit Fund (a)	522	5,339
Fidelity Series Investment Grade Bond Fund (a)	688	8,197
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,789	374,036
Fidelity Series Real Estate Income Fund (a)	6,343	66,606
TOTAL BOND FUNDS
(Cost $1,043,092)		1,043,333

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 0.13% (a)(b)	162,901	162,901
Fidelity Series Short-Term Credit Fund (a)	2,453	25,119
TOTAL SHORT-TERM FUNDS
(Cost $187,700)		188,020
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,230,402)		16,233,706
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,111)
NET ASSETS - 100%		$16,231,595

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$339,223	$754,985	$169,838	$208,283	$(652)	$88,042	$1,011,760
Fidelity Advisor Series Growth Opportunities Fund	223,605	525,349	160,712	168,619	(731)	109,373	696,884
Fidelity Advisor Series Small Cap Fund	159,728	250,913	80,788	14,284	(1,803)	130,812	458,862
Fidelity Series All-Sector Equity Fund	154,360	254,044	63,646	28,143	(273)	92,789	437,274
Fidelity Series Canada Fund	126,311	224,515	58,283	7,522	(4,347)	80,655	368,851
Fidelity Series Commodity Strategy Fund	201,905	236,631	93,679	1,352	(4,897)	68,263	408,223
Fidelity Series Emerging Markets Debt Fund	38,924	64,790	12,006	2,404	(723)	10,340	101,325
Fidelity Series Emerging Markets Debt Local Currency Fund	--	31,625	1,469	167	4	1,808	31,968
Fidelity Series Emerging Markets Fund	72,011	147,234	33,368	3,446	(951)	73,514	258,440
Fidelity Series Emerging Markets Opportunities Fund	666,838	1,303,601	272,978	65,621	(9,833)	646,360	2,333,988
Fidelity Series Floating Rate High Income Fund	9,197	16,516	2,901	496	(122)	1,678	24,368
Fidelity Series Government Money Market Fund 0.13%	204,105	184,162	225,366	250	--	--	162,901
Fidelity Series High Income Fund	45,654	67,494	15,042	3,195	(163)	9,121	107,064
Fidelity Series Inflation-Protected Bond Index Fund	125,650	230,448	42,243	3,944	(1)	10,576	324,430
Fidelity Series International Credit Fund	2,999	2,716	594	316	(17)	235	5,339
Fidelity Series International Growth Fund	492,638	769,084	264,317	149,956	(4,590)	112,582	1,105,397
Fidelity Series International Small Cap Fund	118,950	189,519	41,213	2,764	711	90,690	358,657
Fidelity Series International Value Fund	444,926	631,710	230,465	29,481	(7,592)	265,489	1,104,068
Fidelity Series Investment Grade Bond Fund	--	8,133	30	23	--	94	8,197
Fidelity Series Large Cap Stock Fund	586,850	967,027	267,499	68,988	(2,960)	324,877	1,608,295
Fidelity Series Large Cap Value Index Fund	60,178	101,257	22,773	3,314	(660)	34,032	172,034
Fidelity Series Long-Term Treasury Bond Index Fund	143,957	333,002	60,169	32,657	(1,498)	(41,256)	374,036
Fidelity Series Opportunistic Insights Fund	316,634	682,807	165,630	112,619	987	103,898	938,696
Fidelity Series Overseas Fund	432,031	637,424	218,739	11,975	(7,911)	257,619	1,100,424
Fidelity Series Real Estate Income Fund	25,680	41,912	9,426	3,181	(1,114)	9,554	66,606
Fidelity Series Short-Term Credit Fund	23,791	460	--	460	--	868	25,119
Fidelity Series Small Cap Opportunities Fund	200,839	309,784	105,655	10,796	(1,149)	170,811	574,630
Fidelity Series Stock Selector Large Cap Value Fund	373,687	591,723	171,202	20,440	(7,293)	231,684	1,018,599
Fidelity Series Value Discovery Fund	369,715	594,931	154,044	20,383	(1,902)	238,571	1,047,271
	$5,960,386	$10,153,796	$2,944,075	$975,079	$(59,480)	$3,123,079	$16,233,706

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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